UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, S# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     January 24, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $1,091,702 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN INC		       COM              00738A106    10698   547502 SH       SOLE                   260557        0   286945
AMERICAN PUBLIC EDUCATON INC   COM              02913V103    26606   736601 SH       SOLE                   350866        0   385735
ARTIO GLOBAL INVS INC          COM CL A         04315B107     4621  2432339 SH       SOLE                  1157699        0  1274640
BALDWIN & LYONS INC            CL B             057755209    12262   513932 SH       SOLE                   244831        0   269101
BIG LOTS INC                   COM              089302103    21804   766132 SH       SOLE                   364697        0   401435
BROWN & BROWN INC              COM              115236101    37193  1460840 SH       SOLE                   695908        0   764932
CBOE HLDGS INC                 COM              12503M108    31206  1059275 SH       SOLE                   504455        0   554820
CARBO CERAMICS INC             COM              140781105    15393   196488 SH       SOLE                    94055        0   102433
CARLISLE COS INC               COM              142339100    27366   465725 SH       SOLE                   222067        0   243658
CHARLES RIV LABS INTL INC      COM              159864107    31545   841882 SH       SOLE                   400996        0   440886
CHEMED CORP NEW	               COM              16359R103    32947   480354 SH       SOLE                   228644        0   251710
DESCARTES SYS GROUP INC        COM              249906108    16024  1730500 SH       SOLE                   399200        0  1331300
EURONET WORLDWIDE INC          COM              298736109    34154  1447203 SH       SOLE                   687336        0   759867
FIRSTSERVICE CORP              SUB VTG SH       33761N109    30520  1086900 SH       SOLE                   249200        0   837700
GT ADVANCED TECHNOLOGIES INC   COM              36191U106    15718  5187485 SH       SOLE                  2469254        0  2718231
GLADSTONE INVT CORP            COM              376546107     8181  1175470 SH       SOLE                   559711        0   615759
GRACO INC                      COM              384109104    19866   385823 SH       SOLE                   183836        0   201987
GRAND CANYON ED INC            COM              38526M106    48853  2081491 SH       SOLE                   991463        0  1090028
GUESS INC		       COM              401617105    21264   866514 SH       SOLE                   412481        0   454033
HHGREGG INC                    COM              42833L108    14009  1995581 SH       SOLE                   950322        0  1045259
ICONIX BRAND GROUP INC         COM              451055107    40602  1819068 SH       SOLE                   866894        0   952174
IDEX CORP                      COM              45167R104    24282   521853 SH       SOLE                   248452        0   273401
INTERVAL LEISURE GROUP INC     COM              46113M108    31319  1615234 SH       SOLE                   769153        0   846081
IRIDIUM COMMUNICATIONS INC     COM              46269C102    21791  3242730 SH       SOLE                  1543585        0  1699145
LHC GROUP INC                  COM              50187A107    23212  1089780 SH       SOLE                   518220        0   571560
LENDER PROCESSING SVCS INC     COM              52602E102    30280  1229893 SH       SOLE                   585540        0   644353
MARKETAXESS HLDGS INC          COM              57060D108    39861  1129202 SH       SOLE                   537855        0   591347
MAXIMUS INC                    COM              577933104    14785   233867 SH       SOLE                   112556        0   121311
MIDDLEBY CORP                  COM              596278101    14246   111114 SH       SOLE                    52851        0    58263
MILLER HERMAN INC              COM              600544100    25480  1187304 SH       SOLE                   565053        0   622251
NETSCOUT SYS INC               COM              64115T104    21357   821746 SH       SOLE                   391549        0   430197
NEUSTAR INC                    COM CL A         64126X201    44155  1053072 SH       SOLE                   501693        0   551379
POLYPORE INTL INC              COM              73179V103    27719   596105 SH       SOLE                   284005        0   312100
PROGRESS SOFTWARE CORP         COM              743312100    21514  1024983 SH       SOLE                   488026        0   536957
QLOGIC CORP                    COM              747277101    14777  1518755 SH       SOLE                   723581        0   795174
RLI CORP                       COM              749607107    25571   395462 SH       SOLE                   188651        0   206811
SOTHEBYS                       COM              835898107    25341   753756 SH       SOLE                   358825        0   394931
STANTEC INC                    COM              85472N109    29097   732000 SH       SOLE                   169600        0   562400
TCF FINL CORP                  COM              872275102    23297  1917489 SH       SOLE                   913127        0  1004362
TEMPUR PEDIC INTL INC          COM              88023U101    13247   420689 SH       SOLE                   200203        0   220486
THOR INDS INC                  COM              885160101    23204   619936 SH       SOLE                   295294        0   324642
TRUE RELIGION APPAREL INC      COM              89784N104    23613   928925 SH       SOLE                   442186        0   486739
UNIVERSAL HLTH SVCS INC        COM CL B         913903100    38921   804990 SH       SOLE                   382969        0   422021
WILEY JOHN & SONS INC          COM CL A         968223206    33801   868263 SH       SOLE                   413432        0   454831